Note 12 - Loans Payable	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
12.	LOANS PAYABLE

	December 31, 20 18	December 31, 201 7
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (note 24)	$-	$300,000
	$-	$300,000